Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	20
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$1,294,284.22	0.0049212	$-	-	$1,294,284.22
Class A-3 Notes	$247,000,000.00	1.0000000	$229,081,284.58	0.9274546	$17,918,715.42
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$431,074,284.22	0.4681621	$411,861,284.58	0.4472961	$19,212,999.64

Weighted Avg. Coupon (WAC)	4.53%		4.54%
Weighted Avg. Remaining Maturity (WARM)	41.74		40.86
Pool Receivables Balance	$481,151,223.94		$461,128,713.67
Remaining Number of Receivables	40,716		39,674

Adjusted Pool Balance	$464,634,494.09		$445,421,494.45

III. COLLECTIONS

Principal:
Principal Collections	$19,429,365.20
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$359,410.78
Total Principal Collections	$19,788,775.98

Interest:
Interest Collections	$1,777,463.50
Late Fees & Other Charges	$30,125.53
Interest on Repurchase Principal	$-
Total Interest Collections	$1,807,589.03

Collection Account Interest	$2,558.12
Reserve Account Interest	$622.73
Servicer Advances	$-

Total Collections	$21,599,545.86

1 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	20
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$21,599,545.86
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$26,326,335.98
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$400,959.35		$400,959.35	$400,959.35
Collection Account Interest					$2,558.12
Late Fees & Other Charges					$30,125.53
Total due to Servicer					$433,643.00

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$744.21		$744.21
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$412,467.55		$412,467.55	$412,467.55

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$20,603,582.39

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$19,212,999.64

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$1,294,284.22
Class A-3 Notes				$17,918,715.42
Class A-4 Notes				$-
Class A Notes Total:		$19,212,999.64		$19,212,999.64
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$19,212,999.64

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,390,582.75

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,516,729.85
Beginning Period Amount	$16,516,729.85
Current Period Amortization	$809,510.63
Ending Period Required Amount	$15,707,219.22
Ending Period Amount	$15,707,219.22
Next Distribution Date Amount	$14,918,893.29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12

2 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	20
30/360 Days	30
Actual/360 Days	28

Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		7.22%	7.53%	7.53%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.62%	39,125	98.44%	$453,934,388.70
30 - 60 Days	1.08%	430	1.22%	$5,633,099.59
61 - 90 Days	0.24%	95	0.29%	$1,337,338.48
91 + Days	0.06%	24	0.05%	$223,886.90
		39,674		$461,128,713.67
Total
Delinquent Receivables 61 + days past due	0.30%	119	0.34%	$1,561,225.38
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.33%	133	0.30%	$1,434,983.06
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.33%	139	0.33%	$1,660,519.41
Three-Month Average Delinquency Ratio	0.32%		0.32%

Repossession in Current Period		34		$524,118.25
Repossession Inventory		48		$411,091.73

Charge-Offs
Gross Principal of Charge-Off for Current Period				$593,145.07
Recoveries				$(359,410.78)
Net Charge-offs for Current Period				$233,734.29

Beginning Pool Balance for Current Period				$481,151,223.94

Net Loss Ratio				0.58%
Net Loss Ratio for 1st Preceding Collection Period				0.20%
Net Loss Ratio for 2nd Preceding Collection Period				0.73%
Three-Month Average Net Loss Ratio for Current Period				0.50%

Cumulative Net Losses for All Periods				$4,099,318.06
Cumulative Net Losses as a % of Initial Pool Balance				0.42%

Principal Balance of Extensions				$1,917,481.93
Number of Extensions				125

3 of 3